Transactions and Agreements with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions and Agreements with Parties-in-Interest	Transactions and Agreements with Parties-in-Interest
The Plan holds units of Common and Collective Trust Funds managed by State Street Investment Management, a wholly owned subsidiary of State Street Corporation. The Plan also invests in the common stock of State Street Corporation. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA. During 2025 and 2024, the Plan received $4,907,729 and $3,682,319, respectively, of common stock dividends from State Street Corporation. As of December 31, 2025 and 2024, the Plan had income receivable of $0 and $0, respectively, related to common stock dividends from State Street Corporation.
Administrative expenses associated with Plan administration, recordkeeping and investment management fees are paid by the Plan to certain related parties. These expenses are reported on the statements of changes in net assets available for benefits as administrative expenses.